Premises and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 898,000	$ 835,000	$ 2,543,000	$ 2,667,000	$ 3,507,000	$ 3,912,000	$ 4,254,000
Lease expiration year					Jan. 01, 2054
Rental expense					2,500,000	2,400,000	1,900,000
Rental expense for premises leases with two directors					$ 200,000	$ 200,000	$ 200,000